SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.3%
	Diversified Financials — 0.3%
	Capital Markets — 0.3%
[a,b]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	1,162	$ 29,012,816
			29,012,816
	Total Preferred Stock (Cost $29,019,196)		29,012,816
	Asset Backed Securities — 18.7%
	Auto Receivables — 2.5%
[c]	ACC Auto Trust, Series 2021-A Class A, 1.08% due 4/15/2027	$ 16,139,770	16,118,140
	ACC Trust,
[c]	Series 2020-A Class A, 6.00% due 3/20/2023	5,744,294	5,798,888
[c]	Series 2021-1 Class A, 0.74% due 11/20/2023	6,460,616	6,459,704
	American Credit Acceptance Receivables Trust,
[c]	Series 2020-2 Class C, 3.88% due 4/13/2026	11,500,000	11,782,144
[c]	Series 2020-2 Class D, 5.65% due 5/13/2026	4,250,000	4,504,103
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2019-1 Class A, 2.99% due 7/15/2024	1,042,146	1,048,884
[c]	Series 2019-1 Class B, 3.37% due 6/15/2025	3,547,000	3,605,017
[c]	Series 2021-1A Class A, 1.19% due 1/15/2027	7,258,655	7,254,225
	CarNow Auto Receivables Trust,
[c]	Series 2020-1A Class A, 1.76% due 2/15/2023	500,738	500,840
[c]	Series 2021-2A Class A, 0.73% due 9/15/2023	9,253,482	9,263,004
[c]	Carvana Auto Receivables Trust, Series 2019-1A Class D, 3.88% due 10/15/2024	11,723,000	11,910,639
[c]	CIG Auto Receivables Trust, Series 2020-1A Class A, 0.68% due 10/12/2023	2,881,843	2,883,323
	CPS Auto Receivables Trust,
[c]	Series 2017-D Class D, 3.73% due 9/15/2023	761,849	765,082
[c]	Series 2021-A Class A, 0.35% due 1/16/2024	2,610,619	2,609,859
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	7,539,576	7,541,198
	Drive Auto Receivables Trust, Series 2019-1 Class D, 4.09% due 6/15/2026	12,500,000	12,727,126
[c]	DT Auto Owner Trust, Series 2019-4A Class D, 2.85% due 7/15/2025	7,500,000	7,650,855
[c]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	2,000,000	2,045,999
	FHF Trust,
[c]	Series 2020-1A Class A, 2.59% due 12/15/2023	6,711,439	6,741,505
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	17,776,785	17,691,857
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	13,413,953	13,244,739
[c]	Flagship Credit Auto Trust, Series 2019-2 Class D, 3.53% due 5/15/2025	3,500,000	3,595,717
	GLS Auto Receivables Issuer Trust,
[c]	Series 2019-4A Class A, 2.47% due 11/15/2023	103,644	103,696
[c]	Series 2020-1A Class A, 2.17% due 2/15/2024	1,940,571	1,943,566
[c]	Series 2020-3A Class A, 0.69% due 10/16/2023	225,883	225,880
[c]	Series 2020-3A Class B, 1.38% due 8/15/2024	5,200,000	5,211,205
[c]	Lendbuzz Securitization Trust, Series 2021-1A Class A, 1.46% due 6/15/2026	31,004,725	30,925,403
[c]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	7,195,628	7,217,535
[c,d]	Oscar US Funding Trust IX LLC, Series 2018-2A Class A4, 3.63% due 9/10/2025	1,358,344	1,372,459
[c,d]	Oscar US Funding XI LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	8,086,320	8,130,932
[c,d]	Oscar US Funding XII LLC, Series 2021-1A Class A3, 0.70% due 4/10/2025	18,000,000	17,854,476
[c]	Tesla Auto Lease Trust, Series 2020-A Class A2, 0.55% due 5/22/2023	2,314,640	2,314,870
[c]	United Auto Credit Securitization Trust, Series 2019-1 Class D, 3.47% due 8/12/2024	1,519,287	1,522,125
[c]	US Auto Funding, Series 2021-1A Class A, 0.79% due 7/15/2024	14,706,992	14,633,926
[c]	USASF Receivables LLC, Series 2020-1A Class A, 2.47% due 8/15/2023	6,485,877	6,493,225
[c]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	9,508,208	9,481,333
			263,173,479
	Credit Card — 1.5%
	American Express Credit Account Master Trust, Series 2019-1 Class A, 2.87% due 10/15/2024	805,000	809,143
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	11,900,000	11,738,638
[c]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	3,400,000	3,411,670
[c]	Continental Credit Card LLC, Series 2019-1A Class A, 3.83% due 8/15/2026	20,481,903	20,809,411
[c]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A Class A, 2.24% due 12/15/2028	17,500,000	17,414,635
[c]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90% due 9/20/2024	33,130,000	33,173,987
[c]	Genesis Sales Finance Master Trust, Series 2020-AA Class A, 1.65% due 9/22/2025	15,000,000	15,045,561

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Mercury Financial Credit Card Master Trust, Series 2021-1A Class A, 1.54% due 3/20/2026	$ 31,450,000	$ 31,420,780
[c]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	21,455,000	21,303,152
			155,126,977
	Other Asset Backed — 11.7%
[c]	Affirm Asset Securitization Trust, Series 2021-A, 0.88% due 8/15/2025	14,500,000	14,450,205
[c]	Amur Equipment Finance Receivables VI LLC, Series 2018-2A Class A2, 3.89% due 7/20/2022	484,712	486,878
[c]	Amur Equipment Finance Receivables VII LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	2,893,900	2,916,542
[c]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	9,412,747	9,464,205
	Appalachian Consumer Rate Relief Funding LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	2,506,044	2,524,853
	Aqua Finance Trust,
[c]	Series 2017-A Class A, 3.72% due 11/15/2035	1,179,899	1,202,465
[c]	Series 2019-A Class A, 3.14% due 7/16/2040	7,940,182	8,076,646
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	33,344,137	33,368,322
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	6,300,000	6,512,063
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	19,970,379	19,792,088
[c]	Arm Master Trust, Series 2021-T2 Class A, 1.42% due 1/15/2024	1,767,000	1,766,676
[c]	Avant Loans Funding Trust, Series 2019-B Class B, 3.15% due 10/15/2026	294,690	294,837
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	3,865,370	3,903,274
[b,c]	Bayview Opportunity Master Fund Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	1,208,487	1,214,442
[c]	BCC Funding Corp. XVI LLC, Series 2019-1A Class A2, 2.46% due 8/20/2024	7,293,769	7,332,976
[c]	BCC Funding Corp. XVII LLC, Series 2020-1 Class A2, 0.91% due 8/20/2025	6,304,549	6,312,602
	BHG Securitization Trust,
[c]	Series 2021-A Class A, 1.42% due 11/17/2033	25,653,628	25,473,152
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	14,336,619	14,252,060
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	1,552,868	1,575,973
[c]	CFG Investments Ltd., Series 2021-1 Class A, 4.70% due 5/20/2032	6,000,000	6,090,778
	Conn’s Receivables Funding LLC,
[c]	Series 2020-A Class A, 1.71% due 6/16/2025	1,311,490	1,312,113
[c]	Series 2021-A Class A, 1.05% due 5/15/2026	16,728,682	16,715,284
[c]	Crossroads Asset Trust, Series 2021-A Class A2, 0.82% due 3/20/2024	5,421,472	5,421,063
	Dell Equipment Finance Trust,
[c]	Series 2020-1 Class A2, 2.26% due 6/22/2022	1,878,606	1,881,321
[c]	Series 2020-1 Class D, 5.92% due 3/23/2026	6,000,000	6,217,074
	Dext ABS LLC,
[c]	Series 2020-1 Class A, 1.46% due 2/16/2027	16,384,734	16,410,498
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	15,700,000	15,676,055
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	35,028,324
[c]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	27,696,739
	Diamond Resorts Owner Trust,
[c]	Series 2018-1 Class A, 3.70% due 1/21/2031	3,360,811	3,420,252
[c]	Series 2019-1A Class A, 2.89% due 2/20/2032	8,252,700	8,368,348
[c,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	3,790,017	3,445,485
	Entergy New Orleans Storm Recovery Funding I LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	4,706,300	4,744,256
[c]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	9,855,000	9,996,224
	Foundation Finance Trust,
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	676,627	681,810
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	9,317,376	9,552,185
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	9,215,179	9,431,311
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	3,204,380
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	23,407,019	22,958,883
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	18,770,000	18,736,063
	Freed ABS Trust,
[c]	Series 2019-2 Class B, 3.19% due 11/18/2026	847,328	848,780
[c]	Series 2021-1CP Class A, 0.66% due 3/20/2028	3,224,356	3,222,497
[c]	Series 2021-2 Class A, 0.68% due 6/19/2028	5,684,263	5,682,224
[c]	Goldman Home Improvement Trust, Series 2021-GRN2 Class A, 1.15% due 6/25/2051	28,569,978	28,094,425
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	23,248,389	22,984,030
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	18,460,796	18,063,850
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	12,357,742	11,996,178
[b,c]	Gracie Point International Funding, Series 2020-B Class A, 1.499% (LIBOR 1 Month + 1.40%) due 5/2/2023	11,899,535	11,957,256
[b,c,d]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 1.13% (LIBOR 1 Month + 1.02%) due 7/15/2039	28,050,000	28,021,156

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	$ 3,241,696	$ 3,357,357
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	671,520	688,032
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	6,534,359	6,630,430
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	1,287,992	1,326,273
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	5,924,649	5,890,703
[c]	InStar Leasing III LLC, Series 2021-1A, 2.30% due 2/15/2054	9,565,110	9,503,419
	LendingPoint Asset Securitization Trust,
[c]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	50,250,000	50,818,773
[c]	Series 2021-A Class A, 1.00% due 12/15/2028	13,089,456	13,064,025
[c]	Series 2021-B Class A, 1.11% due 2/15/2029	13,412,904	13,378,745
	LL ABS Trust,
[c]	Series 2020-1A Class A, 2.33% due 1/17/2028	2,654,913	2,663,088
[c]	Series 2021-1A Class A, 1.07% due 5/15/2029	17,868,764	17,744,904
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	19,891,412	19,695,822
	Marlette Funding Trust,
[c]	Series 2019-4A Class A, 2.39% due 12/17/2029	185,770	185,838
[c]	Series 2019-4A Class B, 2.95% due 12/17/2029	1,500,000	1,508,367
[c]	Series 2021-1A Class A, 0.60% due 6/16/2031	7,117,925	7,108,159
[c]	Mosaic Solar Loan Trust, Series 2021 Class A, 2.10% due 4/20/2046	4,921,734	4,931,823
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	65,590,000	65,517,910
	NRZ Advance Receivables Trust,
[c]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	40,000,000	39,970,932
[c]	Series 2020-T2 Class BT2, 1.724% due 9/15/2053	3,000,000	2,992,370
[c]	Series 2020-T3 Class AT3, 1.317% due 10/15/2052	17,400,000	17,391,558
[c]	Ocwen Master Advance Receivables Trust, Series 2020-T1 Class AT1, 1.278% due 8/15/2052	56,025,000	56,014,887
	Oportun Funding LLC,
[c]	Series 2019-A Class B, 3.87% due 8/8/2025	7,500,000	7,570,865
[c]	Series 2020-1 Class A, 2.20% due 5/15/2024	2,034,135	2,036,577
	Pagaya AI Debt Selection Trust,
[c]	Series 2020-3 Class A, 2.10% due 5/17/2027	2,399,397	2,408,138
[c]	Series 2021-1 Class A, 1.18% due 11/15/2027	30,064,873	30,004,603
[c]	Series 2021-3 Class A, 1.15% due 5/15/2029	28,392,112	28,296,153
[c]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	14,001,307	13,911,019
	Pawnee Equipment Receivables LLC,
[c]	Series 2019-1 Class A2, 2.29% due 10/15/2024	7,886,163	7,936,431
[c]	Series 2020-1 Class A, 1.37% due 11/17/2025	6,282,877	6,304,811
[c]	Series 2021-1, 1.10% due 7/15/2027	8,500,000	8,471,936
[c]	PFS Financing Corp., Series 2020-B Class A, 1.21% due 6/15/2024	15,600,000	15,650,522
	SCF Equipment Leasing LLC,
[c]	Series 2019-2A Class A1, 2.22% due 6/20/2024	1,760,418	1,763,257
[c]	Series 2019-2A Class C, 3.11% due 6/21/2027	3,000,000	3,075,155
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	23,399,892	23,206,525
[c]	Sierra Timeshare Receivables Funding LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	1,311,446	1,339,784
[c]	Small Business Lending Trust, Series 2020-A Class A, 2.62% due 12/15/2026	1,044,414	1,045,381
	SoFi Consumer Loan Program Trust,
[c]	Series 2018-2 Class C, 4.25% due 4/26/2027	13,170,000	13,283,640
[c]	Series 2018-3 Class C, 4.67% due 8/25/2027	8,085,000	8,190,396
[c]	Series 2019-1 Class D, 4.42% due 2/25/2028	2,955,000	2,998,577
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	41,097,877	41,365,986
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	6,000,000	5,953,408
	Theorem Funding Trust,
[c]	Series 2020-1A Class A, 2.48% due 10/15/2026	2,443,204	2,448,103
[c]	Series 2021-1A Class A, 1.21% due 12/15/2027	18,571,925	18,534,723
	Towd Point Mortgage Trust,
[b,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	2,496,272	2,516,371
[b,c]	Series 2017-1 Class A1, 2.75% due 10/25/2056	1,304,274	1,315,519
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	572,794	580,022
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	22,492,916	22,965,989
[b,c]	Series 2018-3 Class A1, 3.75% due 5/25/2058	3,786,557	3,915,214
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	5,362,531	5,456,445
[b,c]	Series 2019-HY2 Class A1, 1.102% (LIBOR 1 Month + 1.00%) due 5/25/2058	17,553,070	17,618,940
	Upstart Pass-Through Trust,
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	1,043,900	1,057,434

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	$ 5,061,170	$ 5,121,009
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	3,836,438	3,802,829
[c]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	7,009,628	6,964,175
[c]	Series 2021-ST8, 1.75% due 10/20/2029	8,718,742	8,639,722
	Upstart Securitization Trust,
[c]	Series 2019-2 Class B, 3.734% due 9/20/2029	4,692,014	4,714,913
[c]	Series 2019-3 Class B, 3.829% due 1/21/2030	1,946,381	1,961,007
[c]	Series 2020-1 Class B, 3.093% due 4/22/2030	3,250,000	3,284,899
[c]	Series 2020-3 Class A, 1.702% due 11/20/2030	7,228,606	7,243,600
[c]	Series 2021-1 Class A, 0.87% due 3/20/2031	6,018,264	5,994,668
[c]	Series 2021-2 Class A, 0.91% due 6/20/2031	6,767,459	6,729,414
[c]	VB-S1 Issuer LLC, Series 2020-1A Class C2, 3.031% due 6/15/2050	6,500,000	6,676,724
			1,221,517,400
	Student Loan — 3.0%
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 1.203% (LIBOR 1 Month + 1.10%) due 7/25/2051	11,989,056	12,038,196
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	2,772,494	2,738,256
[b,c]	Series 2021-C Class A1, 0.993% (LIBOR 1 Month + 0.90%) due 7/26/2055	17,225,000	17,264,614
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	2,660,454	2,726,230
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	19,395,177	19,353,244
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	13,053,251	12,918,639
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	14,778,221	14,474,412
[b,c]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 1.31% (LIBOR 1 Month + 1.20%) due 12/15/2028	1,435,527	1,441,424
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 1.16% (LIBOR 1 Month + 1.05%) due 12/15/2059	11,834,212	11,896,940
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	4,736,227	4,670,684
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 0.613% (LIBOR 1 Month + 0.51%) due 6/25/2031	6,291,283	6,140,934
[b,c]	Series 2016-6A Class A2, 0.853% (LIBOR 1 Month + 0.75%) due 3/25/2066	4,741,368	4,750,814
[b,c]	Series 2019-BA Class A2B, 1.09% (LIBOR 1 Month + 0.98%) due 12/15/2059	1,913,403	1,924,876
[b,c]	Nelnet Private Education Loan Trust, Series 2016-A Class A1A, 1.853% (LIBOR 1 Month + 1.75%) due 12/26/2040	1,297,551	1,301,849
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 0.703% (LIBOR 1 Month + 0.60%) due 6/25/2041	4,143,954	4,092,274
[b,c]	Series 2015-2A Class A2, 0.703% (LIBOR 1 Month + 0.60%) due 9/25/2047	29,817,474	29,457,405
[b,c]	Series 2015-3A Class A2, 0.703% (LIBOR 1 Month + 0.60%) due 2/27/2051	2,039,998	2,022,147
[b,c]	Series 2021-CA Class AFL, 0.844% (LIBOR 1 Month + 0.74%) due 4/20/2062	17,854,090	17,817,077
[b,c]	Series 2021-DA Class AFL, 0.794% (LIBOR 1 Month + 0.69%) due 4/20/2062	24,946,267	24,823,240
[b,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 0.653% (LIBOR 1 Month + 0.55%) due 5/25/2057	973,245	961,387
[b,c,d]	Prodigy Finance DAC, Series 2021-1A Class A, 1.352% (LIBOR 1 Month + 1.25%) due 7/25/2051	5,562,866	5,560,447
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 1.303% (LIBOR 1 Month + 1.20%) due 10/25/2034	13,107,883	13,295,515
[b]	Series 2013-6 Class A3, 0.753% (LIBOR 1 Month + 0.65%) due 6/25/2055	30,466,859	30,233,070
	SMB Private Education Loan Trust,
[b,c]	Series 2015-A Class A3, 1.61% (LIBOR 1 Month + 1.50%) due 2/17/2032	10,000,000	10,081,336
[b,c]	Series 2021-A Class A1, 0.61% (LIBOR 1 Month + 0.50%) due 1/15/2053	3,886,660	3,887,746
[b,c]	Series 2021-D Class A1B, 0.71% (LIBOR 1 Month + 0.60%) due 3/17/2053	11,183,834	11,118,401
[b,c]	Series 2021-E Class A1B, 0.719% (LIBOR 1 Month + 0.63%) due 2/15/2051	34,540,000	34,363,727
[c]	SoFi Professional Loan Program LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	1,710,640	1,724,818
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 0.804% (LIBOR 1 Month + 0.70%) due 11/20/2061	9,273,695	9,260,453
			312,340,155
	Total Asset Backed Securities (Cost $1,946,835,030)		1,952,158,011
	Corporate Bonds — 38.8%
	Automobiles & Components — 1.7%
	Automobiles — 1.7%
[b,c,d]	BMW Finance NV, 0.944% (LIBOR 3 Month + 0.79%) due 8/12/2022	25,800,000	25,900,620
	BMW US Capital LLC,
[b,c]	0.43% (SOFRINDX + 0.38%) due 8/12/2024	18,065,000	18,075,478
[c]	2.95% due 4/14/2022	1,894,000	1,907,504
	Daimler Finance North America LLC,
[b,c]	1.056% (LIBOR 3 Month + 0.90%) due 2/15/2022	19,050,000	19,066,192

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	2.125% due 3/10/2025	$ 16,900,000	$ 17,211,129
[c]	3.40% due 2/22/2022	6,000,000	6,023,820
[c]	3.70% due 5/4/2023	4,725,000	4,895,100
[b,c]	Daimler Trucks Finance North America LLC, 0.80% (SOFR + 0.75%) due 12/13/2024	10,414,000	10,423,685
[c]	Harley-Davidson Financial Services, Inc., Series CO, 4.05% due 2/4/2022	7,976,000	7,996,578
	Hyundai Capital America,
[c]	0.875% due 6/14/2024	8,710,000	8,572,121
[c]	1.00% due 9/17/2024	4,639,000	4,565,657
[c]	1.65% due 9/17/2026	2,105,000	2,064,479
[c]	1.80% due 10/15/2025 - 1/10/2028	9,765,000	9,595,283
[c]	2.375% due 2/10/2023	11,460,000	11,618,148
[c]	2.75% due 9/27/2026	3,477,000	3,563,438
[c]	3.95% due 2/1/2022	13,767,000	13,798,113
	Hyundai Capital Services, Inc.,
[c,d]	1.25% due 2/8/2026	2,970,000	2,890,523
[c,d]	3.75% due 3/5/2023	2,029,000	2,089,708
[b,c]	Nissan Motor Acceptance Co. LLC, 0.772% (LIBOR 3 Month + 0.65%) due 7/13/2022	1,560,000	1,560,874
	Trading Companies & Distributors — 0.0%
[c,d]	Mitsubishi HC Capital, Inc., 3.406% due 2/28/2022	2,800,000	2,805,600
			174,624,050
	Banks — 1.0%
	Banks — 1.0%
[b]	Capital One NA, 0.964% (LIBOR 3 Month + 0.82%) due 8/8/2022	28,150,000	28,230,227
[b]	Citizens Bank NA/Providence RI, 1.17% (LIBOR 3 Month + 0.95%) due 3/29/2023	20,500,000	20,640,425
[b,c,d]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	9,886,000	9,639,937
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	6,823,000	7,153,984
	3.45% due 6/2/2025	4,453,000	4,676,541
	4.40% due 7/13/2027	4,940,000	5,428,665
	Sumitomo Mitsui Trust Bank Ltd.,
[c,d]	0.80% due 9/12/2023	14,760,000	14,708,783
[c,d]	0.85% due 3/25/2024	6,550,000	6,488,627
	Zions Bancorp NA, 3.35% due 3/4/2022	6,750,000	6,765,457
			103,732,646
	Capital Goods — 0.9%
	Aerospace & Defense — 0.3%
	Boeing Co., 2.196% due 2/4/2026	6,256,000	6,254,999
	Teledyne Technologies, Inc.,
	2.25% due 4/1/2028	14,951,000	15,006,917
	2.75% due 4/1/2031	7,501,000	7,623,491
	Industrial Conglomerates — 0.0%
	Trane Technologies Co. LLC, 6.391% due 11/15/2027	3,000,000	3,581,250
	Machinery — 0.6%
	Flowserve Corp., 3.50% due 10/1/2030	8,414,000	8,717,409
[c]	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	17,717,000	17,356,105
	nVent Finance Sarl,
[d]	2.75% due 11/15/2031	10,462,000	10,415,339
[d]	4.55% due 4/15/2028	7,023,000	7,797,496
[b]	Otis Worldwide Corp., 0.583% (LIBOR 3 Month + 0.45%) due 4/5/2023	9,850,000	9,850,099
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	3,853,000	4,084,450
			90,687,555
	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
	Quanta Services, Inc., 0.95% due 10/1/2024	9,321,000	9,212,876
			9,212,876
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
	Panasonic Corp.,
[c,d]	2.536% due 7/19/2022	16,810,000	16,952,213
[c,d]	2.679% due 7/19/2024	2,000,000	2,061,040

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			19,013,253
	Diversified Financials — 7.2%
	Capital Markets — 2.1%
	Ares Capital Corp., 3.25% due 7/15/2025	$ 865,000	$ 897,351
	Blackstone Private Credit Fund,
[c]	2.625% due 12/15/2026	11,682,000	11,398,945
[c]	3.25% due 3/15/2027	7,009,000	7,017,621
[b]	Charles Schwab Corp., 0.55% (SOFR + 0.50%) due 3/18/2024	18,814,000	18,875,334
	Hercules Capital, Inc., 2.625% due 9/16/2026	14,120,000	14,006,899
	Legg Mason, Inc., 4.75% due 3/15/2026	5,000,000	5,593,450
[c,d]	LSEGA Financing plc, 1.375% due 4/6/2026	9,720,000	9,519,768
	Main Street Capital Corp., 3.00% due 7/14/2026	8,163,000	8,188,387
	Owl Rock Capital Corp., 2.875% due 6/11/2028	25,388,000	24,987,631
[c]	Owl Rock Capital Corp. III, 3.125% due 4/13/2027	19,773,000	19,294,098
[c]	Owl Rock Core Income Corp., 3.125% due 9/23/2026	17,668,000	17,046,616
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	10,556,000	10,349,102
[c]	3.75% due 6/17/2026	12,276,000	12,640,843
[c]	4.75% due 12/15/2025	17,883,000	19,048,256
	Sixth Street Specialty Lending, Inc.,
	2.50% due 8/1/2026	2,777,000	2,759,172
	3.875% due 11/1/2024	22,626,000	23,654,352
	SLR Investment Corp., 4.50% due 1/20/2023	13,191,000	13,410,894
	Consumer Finance — 0.1%
[b,c]	Wells Fargo Bank NA, 1.00% (LIBOR 3 Month + 0.20%) due 5/18/2022	14,750,000	14,785,842
	Diversified Financial Services — 4.7%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	7,211,990
[c]	3.95% due 7/15/2026	14,391,000	14,804,022
	Bank of America Corp.,
[b]	0.593% (BSBY3M + 0.43%) due 5/28/2024	5,093,000	5,093,051
[b]	0.976% (SOFR + 0.69%) due 4/22/2025	9,525,000	9,448,324
[b]	1.197% (SOFR + 1.01%) due 10/24/2026	3,035,000	2,975,484
[b]	1.734% (SOFR + 0.96%) due 7/22/2027	3,632,000	3,604,578
[b]	2.572% (SOFR + 1.21%) due 10/20/2032	6,371,000	6,401,836
[b,d]	Barclays plc, 1.535% (LIBOR 3 Month + 1.38%) due 5/16/2024	17,500,000	17,714,725
	BNP Paribas SA,
[b,c,d]	1.323% (SOFR + 1.00%) due 1/13/2027	7,000,000	6,810,790
[b,c,d]	2.159% (SOFR + 1.22%) due 9/15/2029	3,650,000	3,575,540
[b,c,d]	2.219% (SOFR + 2.07%) due 6/9/2026	4,800,000	4,849,200
	Citigroup Mortgage Loan Trust,
[b]	0.719% (SOFR + 0.67%) due 5/1/2025	5,753,000	5,774,746
[b]	0.82% (SOFR + 0.77%) due 6/9/2027	17,355,000	17,381,900
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	11,526,000	11,315,651
[b]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,471,554
	3.40% due 5/1/2026	2,425,000	2,600,934
[b]	4.412% (SOFR + 3.91%) due 3/31/2031	10,815,000	12,357,327
	Deutsche Bank AG,
[d]	0.898% due 5/28/2024	10,952,000	10,858,470
[d]	0.962% due 11/8/2023	4,850,000	4,837,924
[b,d]	1.406% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	17,214,057
[b,d]	2.311% (SOFR + 1.22%) due 11/16/2027	4,850,000	4,848,982
[d]	5.00% due 2/14/2022	6,350,000	6,378,829
	Goldman Sachs Group, Inc.,
[b]	0.55% (SOFR + 0.50%) due 9/10/2024	10,786,000	10,764,536
[b]	0.65% (SOFR + 0.50%) due 7/16/2024	14,450,000	14,177,473
[b]	0.67% (SOFR + 0.62%) due 12/6/2023	5,123,000	5,123,359
[b]	0.87% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,852,383
[b]	0.969% (SOFR + 0.92%) due 10/21/2027	6,991,000	7,010,155
	HSBC Holdings plc,
[b,d]	0.63% (SOFR + 0.58%) due 11/22/2024	1,585,000	1,584,952
[b,d]	1.589% (SOFR + 1.29%) due 5/24/2027	6,100,000	5,960,127
[b,d]	1.645% (SOFR + 1.54%) due 4/18/2026	3,025,000	3,003,976
[b,d]	2.013% (SOFR + 1.73%) due 9/22/2028	9,550,000	9,350,310

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,d]	2.099% (SOFR + 1.93%) due 6/4/2026	$ 6,800,000	$ 6,841,820
[b,d]	2.206% (SOFR + 1.29%) due 8/17/2029	3,500,000	3,433,220
[b,d]	2.251% (SOFR + 1.10%) due 11/22/2027	3,430,000	3,440,873
	JPMorgan Chase & Co.,
[b]	0.65% (SOFR + 0.60%) due 12/10/2025	6,825,000	6,828,890
[b]	0.934% (SOFR + 0.89%) due 4/22/2027	10,389,000	10,471,281
[b]	1.045% (SOFR + 0.80%) due 11/19/2026	5,982,000	5,827,246
[b]	2.069% (SOFR + 1.02%) due 6/1/2029	4,897,000	4,856,159
[b]	2.545% (SOFR + 1.18%) due 11/8/2032	4,917,000	4,950,288
[b]	0.63% (SOFR + 0.58%) due 6/23/2025	29,209,000	29,196,440
[b,d]	Lloyds Banking Group plc, 3.87% (H15T1Y + 3.50%) due 7/9/2025	3,500,000	3,699,780
	Mitsubishi UFJ Financial Group, Inc.,
[b,d]	0.953% (H15T1Y + 0.55%) due 7/19/2025	14,075,000	13,914,263
[b,d]	1.538% (H15T1Y + 0.75%) due 7/20/2027	4,800,000	4,718,160
[b,d]	1.64% (H15T1Y + 0.67%) due 10/13/2027	6,750,000	6,655,973
[d]	2.623% due 7/18/2022	10,800,000	10,922,040
	Mizuho Financial Group, Inc.,
[b,d]	0.81% (LIBOR 3 Month + 0.63%) due 5/25/2024	4,854,000	4,873,901
[b,d]	2.226% (LIBOR 3 Month + 0.83%) due 5/25/2026	4,800,000	4,863,552
[b,d]	3.922% (LIBOR 3 Month + 1.00%) due 9/11/2024	10,850,000	11,335,212
	Morgan Stanley,
[b]	0.749% (SOFR + 0.70%) due 1/20/2023	15,775,000	15,777,208
[b]	0.791% (SOFR + 0.51%) due 1/22/2025	11,785,000	11,672,453
[b]	1.164% (SOFR + 0.56%) due 10/21/2025	9,635,000	9,550,790
[c]	National Securities Clearing Corp., 1.50% due 4/23/2025	7,000,000	7,047,880
	Natwest Group plc,
[b,d]	1.626% (LIBOR 3 Month + 1.47%) due 5/15/2023	1,952,000	1,960,042
[b,d]	1.642% (H15T1Y + 0.90%) due 6/14/2027	3,000,000	2,954,550
	Societe Generale SA,
[b,c,d]	1.792% (H15T1Y + 1.00%) due 6/9/2027	4,933,000	4,826,595
[c,d]	2.625% due 1/22/2025	4,000,000	4,100,240
[c,d]	3.875% due 3/28/2024	8,000,000	8,422,160
[c,d]	4.25% due 9/14/2023	9,000,000	9,454,590
[d]	Sumitomo Mitsui Financial Group, Inc., 0.948% due 1/12/2026	11,650,000	11,299,219
[b,c,d]	UBS AG, 0.50% (SOFR + 0.45%) due 8/9/2024	2,800,000	2,801,316
[b,c,d]	UBS Group AG, 1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,948,245
	Western Union Co., 2.85% due 1/10/2025	7,256,000	7,515,982
	Insurance — 0.3%
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	27,285,000	29,412,957
			752,405,071
	Energy — 2.8%
	Energy Equipment & Services — 0.0%
[c]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	5,100,000	5,140,494
[c,d,e,f]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	3,997,362	210,021
	Oil, Gas & Consumable Fuels — 2.8%
[b]	BP Capital Markets America, Inc., 0.864% (LIBOR 3 Month + 0.65%) due 9/19/2022	6,771,000	6,787,115
	Buckeye Partners LP, 4.15% due 7/1/2023	7,000,000	7,204,330
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,168,000	9,965,341
	EQM Midstream Partners LP, Series 5Y, 4.75% due 7/15/2023	3,853,000	4,003,614
	Florida Gas Transmission Co. LLC,
[c]	2.30% due 10/1/2031	10,778,000	10,564,488
[c]	3.875% due 7/15/2022	10,435,000	10,527,245
	Galaxy Pipeline Assets Bidco Ltd.,
[c,d]	1.75% due 9/30/2027	40,648,228	40,725,459
[c,d]	2.16% due 3/31/2034	10,040,000	9,855,063
[c,d]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	31,412,743
	Gray Oak Pipeline LLC,
[c]	2.00% due 9/15/2023	7,678,000	7,763,687
[c]	3.45% due 10/15/2027	12,955,000	13,545,618
	Gulf South Pipeline Co. LP, 4.00% due 6/15/2022	19,600,000	19,719,560
	Lukoil International Finance BV,
[c,d]	4.563% due 4/24/2023	3,000,000	3,100,500
[c,d]	6.656% due 6/7/2022	8,455,000	8,645,491
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	16,535,000	17,825,061

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	$ 10,007,000	$ 10,378,460
	SA Global Sukuk Ltd.,
[c,d]	0.946% due 6/17/2024	14,331,000	14,116,035
[c,d]	1.602% due 6/17/2026	16,124,000	15,882,946
[c,d]	Saudi Arabian Oil Co., 2.75% due 4/16/2022	3,674,000	3,698,101
	Sinopec Group Overseas Development 2018 Ltd.,
[c,d]	1.45% due 1/8/2026	20,550,000	20,274,219
[c,d]	3.75% due 9/12/2023	11,800,000	12,303,624
[c]	Tennessee Gas Pipeline Co. LLC, 2.90% due 3/1/2030	11,946,000	12,154,697
			295,803,912
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
	7-Eleven, Inc.,
[c]	0.625% due 2/10/2023	5,947,000	5,922,796
[c]	0.80% due 2/10/2024	18,780,000	18,564,405
	Walgreens Boots Alliance, Inc., 3.20% due 4/15/2030	9,524,000	10,090,678
			34,577,879
	Food, Beverage & Tobacco — 0.6%
	Beverages — 0.2%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	24,509,000	24,046,760
	Food Products — 0.2%
[b]	General Mills, Inc., 1.132% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,475,000	2,506,136
	Ingredion, Inc., 2.90% due 6/1/2030	14,725,000	15,181,622
	Tobacco — 0.2%
	Altria Group, Inc., 3.40% due 5/6/2030	4,870,000	5,057,251
	BAT Capital Corp.,
	2.726% due 3/25/2031	2,950,000	2,865,276
	3.557% due 8/15/2027	5,838,000	6,128,149
	BAT International Finance plc,
[d]	1.668% due 3/25/2026	4,764,000	4,681,964
[c,d]	3.95% due 6/15/2025	3,000,000	3,195,180
[c,d]	Imperial Brands Finance plc, 3.50% due 7/26/2026	3,000,000	3,150,120
			66,812,458
	Health Care Equipment & Services — 1.0%
	Health Care Equipment & Supplies — 0.2%
	Dentsply Sirona, Inc., 3.25% due 6/1/2030	4,755,000	5,020,662
[c,d]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	14,141,710
	Health Care Providers & Services — 0.8%
	AmerisourceBergen Corp.,
	0.737% due 3/15/2023	14,719,000	14,682,644
	2.80% due 5/15/2030	6,205,000	6,379,485
	Catholic Health Initiatives, 2.95% due 11/1/2022	7,000,000	7,120,610
[c]	Highmark, Inc., 1.45% due 5/10/2026	25,450,000	24,902,571
	Humana, Inc., 0.65% due 8/3/2023	17,668,000	17,585,490
	Laboratory Corp. of America Holdings, 1.55% due 6/1/2026	19,555,000	19,352,019
			109,185,191
	Household & Personal Products — 0.1%
	Household Products — 0.1%
	Kimberly-Clark de Mexico SAB de CV,
[c,d]	2.431% due 7/1/2031	5,330,000	5,294,449
[c,d]	3.80% due 4/8/2024	3,900,000	4,076,982
			9,371,431
	Insurance — 5.6%
	Insurance — 5.6%
[c,d]	AIA Group Ltd., 3.375% due 4/7/2030	4,800,000	5,188,656
[c,d]	Ascot Group Ltd., 4.25% due 12/15/2030	7,747,000	7,978,945
[c]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	9,492,656
	Brighthouse Financial Global Funding,
[b,c]	0.809% (SOFR + 0.76%) due 4/12/2024	7,247,000	7,278,162
[c]	1.55% due 5/24/2026	7,538,000	7,438,348

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	$ 10,707,000	$ 12,781,695
[c,d]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	10,313,968
	Enstar Group Ltd.,
[d]	3.10% due 9/1/2031	8,016,000	7,847,343
[d]	4.95% due 6/1/2029	16,116,000	18,007,051
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	8,401,757
[c]	1.30% due 7/12/2026	9,820,000	9,596,006
[c]	1.40% due 7/7/2025 - 8/27/2027	19,048,000	18,729,207
[c]	1.80% due 3/8/2028	10,616,000	10,441,579
	F&G Global Funding,
[c]	1.75% due 6/30/2026	32,026,000	31,846,014
[c]	2.00% due 9/20/2028	17,963,000	17,538,714
	Fairfax Financial Holdings Ltd.,
[d]	3.375% due 3/3/2031	5,261,000	5,419,356
[d]	4.625% due 4/29/2030	19,677,000	22,049,259
[c,d]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	20,439,393
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	11,286,000	11,936,976
	First American Financial Corp., 4.00% due 5/15/2030	4,845,000	5,303,870
	GA Global Funding Trust,
[b,c]	0.55% (SOFR + 0.50%) due 9/13/2024	14,424,000	14,387,363
[c]	1.00% due 4/8/2024	9,000,000	8,923,320
	Horace Mann Educators Corp., 4.50% due 12/1/2025	4,800,000	5,189,376
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	4,690,000	4,807,016
[c]	Jackson National Life Global Funding, 3.25% due 1/30/2024	10,000,000	10,420,600
[c]	MassMutual Global Funding II, 2.95% due 1/11/2025	8,200,000	8,593,928
	Mercury General Corp., 4.40% due 3/15/2027	3,751,000	4,137,391
	Metropolitan Life Global Funding I,
[b,c]	0.369% (SOFR + 0.32%) due 1/7/2024	14,683,000	14,666,702
[c]	0.40% due 1/7/2024	9,789,000	9,655,967
[b,c]	Nationwide Mutual Insurance Co., 2.493% (LIBOR 3 Month + 2.29%) due 12/15/2024	16,096,000	16,081,353
	New York Life Global Funding,
[b,c]	0.27% (SOFR + 0.22%) due 2/2/2023	14,125,000	14,127,543
[b,c]	0.53% (SOFR + 0.48%) due 6/9/2026	49,075,000	49,129,473
[b,c]	Pacific Life Global Funding II, 0.67% (SOFR + 0.62%) due 6/4/2026	13,475,000	13,546,687
[b,c]	Principal Life Global Funding II, 0.499% (SOFR + 0.45%) due 4/12/2024	6,725,000	6,727,354
[c]	Protective Life Corp., 3.40% due 1/15/2030	19,740,000	20,939,205
[c]	Protective Life Global Funding, 1.618% due 4/15/2026	14,716,000	14,660,521
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	10,563,333
[c]	2.75% due 5/7/2025	13,490,000	13,959,452
[c]	3.85% due 9/19/2023	9,950,000	10,400,039
[c]	RGA Global Funding, 2.00% due 11/30/2026	10,437,000	10,474,991
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	8,745,636
[c]	Security Benefit Global Funding, 1.25% due 5/17/2024	37,488,000	37,317,430
[d]	Sompo International Holdings Ltd., 4.70% due 10/15/2022	5,000,000	5,140,750
	Stewart Information Services Corp., 3.60% due 11/15/2031	21,476,000	21,758,624
			582,383,009
	Materials — 1.3%
	Chemicals — 0.5%
[c]	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.125% due 4/1/2025	9,870,000	10,959,944
[c,d]	OCP SA, 5.625% due 4/25/2024	8,555,000	9,157,015
	Phosagro OAO Via Phosagro Bond Funding DAC,
[c,d]	3.05% due 1/23/2025	2,525,000	2,559,088
[c,d]	3.949% due 4/24/2023	29,098,000	29,688,689
	Construction Materials — 0.1%
	Martin Marietta Materials, Inc., 0.65% due 7/15/2023	14,635,000	14,583,339
	Containers & Packaging — 0.3%
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	9,810,000	10,153,252
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,753,685
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	10,204,000	9,937,165
	Metals & Mining — 0.4%
[d]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	23,500,000	23,273,930

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c,d]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	$ 12,700,000	$ 12,587,605
[c,d]	Newcrest Finance Pty Ltd., 3.25% due 5/13/2030	2,961,000	3,108,724
			132,762,436
	Pharmaceuticals, Biotechnology & Life Sciences — 0.6%
	Biotechnology — 0.4%
	Gilead Sciences, Inc., 0.75% due 9/29/2023	5,113,000	5,089,634
	Regeneron Pharmaceuticals, Inc., 1.75% due 9/15/2030	13,132,000	12,427,205
	Royalty Pharma plc,
[d]	1.20% due 9/2/2025	7,532,000	7,398,232
[d]	1.75% due 9/2/2027	11,312,000	11,123,090
	Pharmaceuticals — 0.2%
	AbbVie, Inc., 3.45% due 3/15/2022	5,000,000	5,005,700
[b,d]	AstraZeneca plc, 0.823% (LIBOR 3 Month + 0.67%) due 8/17/2023	10,524,000	10,597,878
[c]	Bayer US Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,712,500
	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	4,978,675
			59,332,914
	Real Estate — 1.5%
	Equity Real Estate Investment Trusts — 1.4%
	American Tower Corp.,
	1.45% due 9/15/2026	4,969,000	4,871,359
	1.50% due 1/31/2028	15,000,000	14,364,900
	2.40% due 3/15/2025	7,375,000	7,575,748
	3.375% due 5/15/2024	5,475,000	5,722,251
	Crown Castle International Corp.,
	1.05% due 7/15/2026	14,604,000	14,125,427
	2.10% due 4/1/2031	23,636,000	22,677,087
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,000,000	25,580,755
[c]	1.84% due 4/15/2027	8,140,000	8,081,219
[c]	2.836% due 1/15/2050	12,525,000	12,849,637
[c]	3.448% due 3/15/2048	2,085,000	2,095,050
	Service Properties Trust,
	4.35% due 10/1/2024	10,161,000	9,957,069
	4.65% due 3/15/2024	4,233,000	4,179,410
	5.25% due 2/15/2026	4,020,000	3,997,247
	Vornado Realty LP,
	2.15% due 6/1/2026	3,500,000	3,507,490
	3.40% due 6/1/2031	2,916,000	3,004,909
	Mortgage Real Estate Investment Trusts — 0.1%
	Sun Communities Operating LP, 2.30% due 11/1/2028	13,878,000	13,780,576
	Real Estate Management & Development — 0.0%
[b,c]	Pershing Road Development Co., LLC, 0.571% (LIBOR 3 Month + 0.40%) due 9/15/2026	3,420,000	3,343,050
			159,713,184
	Retailing — 0.2%
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	4,763,000	4,650,641
	3.90% due 4/15/2030	11,584,000	12,677,182
			17,327,823
	Semiconductors & Semiconductor Equipment — 1.3%
	Semiconductors & Semiconductor Equipment — 1.3%
[d]	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875% due 1/15/2027	4,565,000	4,949,784
	Broadcom, Inc.,
[c]	3.187% due 11/15/2036	6,583,000	6,604,329
	3.459% due 9/15/2026	3,127,000	3,331,193
	4.11% due 9/15/2028	15,820,000	17,358,811
	4.15% due 11/15/2030	2,980,000	3,304,820
	Microchip Technology, Inc., 0.972% due 2/15/2024	18,694,000	18,534,914
	Micron Technology, Inc.,
	4.663% due 2/15/2030	4,150,000	4,773,372
	5.327% due 2/6/2029	7,690,000	9,071,201

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Qorvo, Inc., 1.75% due 12/15/2024	$ 6,858,000	$ 6,863,212
[c,d]	Renesas Electronics Corp., 1.543% due 11/26/2024	17,721,000	17,661,457
	SK Hynix, Inc.,
[c,d]	1.00% due 1/19/2024	6,800,000	6,728,328
[c,d]	1.50% due 1/19/2026	10,200,000	9,991,614
[c,d]	2.375% due 1/19/2031	6,588,000	6,358,672
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	3,574,000	3,540,118
	TSMC Arizona Corp., 1.75% due 10/25/2026	19,472,000	19,481,736
			138,553,561
	Software & Services — 2.3%
	Information Technology Services — 1.2%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	10,414,966
	DXC Technology Co., 2.375% due 9/15/2028	31,549,000	30,926,854
[d]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	4,350,000	4,582,943
[d]	Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75% due 4/10/2026	9,063,000	9,038,892
	Global Payments, Inc.,
	1.50% due 11/15/2024	5,624,000	5,625,687
	2.15% due 1/15/2027	3,516,000	3,532,631
	Kyndryl Holdings, Inc.,
[c]	2.05% due 10/15/2026	10,562,000	10,299,640
[c]	2.70% due 10/15/2028	22,750,000	22,044,068
	Leidos, Inc., 2.30% due 2/15/2031	8,489,000	8,148,336
	Moody’s Corp., 3.75% due 3/24/2025	8,127,000	8,684,919
	Total System Services, Inc., 4.00% due 6/1/2023	3,835,000	3,985,639
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	10,430,972
	Interactive Media & Services — 0.2%
	Baidu, Inc.,
[d]	1.72% due 4/9/2026	7,251,000	7,157,317
[d]	3.875% due 9/29/2023	6,000,000	6,244,920
[d]	4.375% due 5/14/2024	6,376,000	6,785,786
	Internet Software & Services — 0.4%
[c,d]	Prosus NV, 3.061% due 7/13/2031	20,870,000	20,377,259
	Tencent Holdings Ltd.,
[c,d]	1.81% due 1/26/2026	9,800,000	9,783,046
[c,d]	2.39% due 6/3/2030	12,650,000	12,392,952
	Software — 0.5%
[c]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	12,322,938
	Oracle Corp.,
	1.65% due 3/25/2026	15,136,000	15,010,220
	2.30% due 3/25/2028	7,482,000	7,448,780
	VMware, Inc.,
	1.00% due 8/15/2024	3,304,000	3,274,528
	4.50% due 5/15/2025	15,043,000	16,400,179
			244,913,472
	Technology Hardware & Equipment — 1.9%
	Communications Equipment — 0.4%
	Motorola Solutions, Inc., 2.30% due 11/15/2030	1,582,000	1,536,613
[d]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	39,814,000	40,269,074
	Electronic Equipment, Instruments & Components — 0.7%
[d]	Flex Ltd., 4.875% due 5/12/2030	15,741,000	17,947,101
[c]	TD SYNNEX Corp., 1.75% due 8/9/2026	28,691,000	28,022,500
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	18,419,840
	Vontier Corp.,
[c]	1.80% due 4/1/2026	5,272,000	5,181,058
[c]	2.40% due 4/1/2028	3,766,000	3,670,042
	Technology Hardware, Storage & Peripherals — 0.8%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	18,299,000	20,628,280
	HP, Inc.,
[c]	1.45% due 6/17/2026	8,834,000	8,692,391
	3.00% due 6/17/2027	11,151,000	11,735,312

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Lenovo Group Ltd.,
[d]	4.75% due 3/29/2023	$ 23,028,000	$ 23,820,854
[d]	5.875% due 4/24/2025	10,600,000	11,689,044
	NetApp, Inc., 2.375% due 6/22/2027	3,453,000	3,542,985
			195,155,094
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
	0.90% due 3/25/2024	9,625,000	9,586,693
	1.65% due 2/1/2028	2,905,000	2,844,925
	1.70% due 3/25/2026	9,905,000	9,864,191
	2.55% due 12/1/2033	1,016,000	994,989
	NBN Co. Ltd.,
[c,d]	1.45% due 5/5/2026	29,450,000	28,958,774
[c,d]	1.625% due 1/8/2027	9,800,000	9,618,406
	Wireless Telecommunication Services — 0.6%
	Sprint Communications, Inc., 9.25% due 4/15/2022	67,194,000	68,889,976
			130,757,954
	Transportation — 0.1%
	Air Freight & Logistics — 0.1%
	TTX Co.,
[c]	4.15% due 1/15/2024	6,000,000	6,326,160
[c]	5.453% due 1/2/2022	246,653	246,653
	Airlines — 0.0%
	American Airlines Pass Through Trust, Series 2013-2, 4.95% due 7/15/2024	1,363,632	1,379,327
	US Airways Pass Through Trust, Series 2010-1A Class PTT, 6.25% due 10/22/2024	2,420,150	2,433,365
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	532,000	540,432
			10,925,937
	Utilities — 6.9%
	Electric Utilities — 6.2%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	14,455,000	13,933,030
[c]	Alexander Funding Trust, 1.841% due 11/15/2023	38,072,000	38,283,300
	Alliant Energy Finance LLC,
[c]	1.40% due 3/15/2026	5,240,000	5,064,827
[c]	3.75% due 6/15/2023	9,673,000	10,013,490
	Ameren Corp.,
	1.75% due 3/15/2028	9,990,000	9,680,110
	3.50% due 1/15/2031	6,670,000	7,220,608
	American Electric Power Co., Inc.,
	0.75% due 11/1/2023	9,667,000	9,613,928
	2.30% due 3/1/2030	14,211,000	13,977,655
[c]	American Transmission Systems, Inc., 2.65% due 1/15/2032	4,885,000	4,943,620
	Appalachian Power Co., 3.40% due 6/1/2025	7,000,000	7,408,940
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	9,291,325
	3.20% due 4/15/2025	9,395,000	9,884,667
	Black Hills Corp.,
	1.037% due 8/23/2024	22,410,000	22,187,693
	2.50% due 6/15/2030	5,490,000	5,454,150
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	20,639,335	20,184,445
[b]	CenterPoint Energy, Inc., 0.70% (SOFR + 0.65%) due 5/13/2024	2,289,000	2,288,931
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	31,040,000	30,445,584
[d]	5.00% due 9/29/2036	2,291,000	2,418,311
	Consolidated Edison Co. of New York, Inc., 3.35% due 4/1/2030	6,835,000	7,351,453
	Consolidated Edison, Inc., 0.65% due 12/1/2023	34,039,000	33,780,644
	Dominion Energy, Inc., 3.60% due 3/15/2027	29,576,000	31,859,267
	Edison International, 2.40% due 9/15/2022	4,900,000	4,941,895
	Enel Finance International NV,
[c,d]	1.375% due 7/12/2026	12,250,000	11,955,877
[c,d]	1.875% due 7/12/2028	5,750,000	5,608,377

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Entergy Louisiana LLC, 0.62% due 11/17/2023	$ 6,555,000	$ 6,503,740
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,994,123
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	8,474,717
	3.45% due 12/1/2027	12,000,000	12,650,880
	Eversource Energy, 3.80% due 12/1/2023	12,395,000	13,008,800
	Exelon Corp., 4.05% due 4/15/2030	9,640,000	10,742,334
[c]	ITC Holdings Corp., 2.95% due 5/14/2030	14,800,000	15,139,364
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	9,414,000	10,212,025
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	11,980,000	11,494,570
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	1,926,341	1,978,737
[b]	Mississippi Power Co., Series A, 0.35% (SOFR + 0.30%) due 6/28/2024	6,780,000	6,728,133
[c]	Monongahela Power Co., 3.55% due 5/15/2027	3,300,000	3,539,316
[c]	Narragansett Electric Co., 3.395% due 4/9/2030	6,905,000	7,374,264
	NextEra Energy Capital Holdings, Inc.,
[b]	0.43% (LIBOR 3 Month + 0.27%) due 2/22/2023	33,970,000	33,906,476
	0.65% due 3/1/2023	5,000,000	4,989,650
	Northern States Power Co., 3.30% due 6/15/2024	10,000,000	10,394,000
	OGE Energy Corp., 0.703% due 5/26/2023	6,063,000	6,039,657
	Oklahoma Gas & Electric Co., 3.25% due 4/1/2030	13,653,000	14,526,929
	Pacific Gas and Electric Co.,
[b]	1.20% (SOFR + 1.15%) due 11/14/2022	982,000	991,683
	1.367% due 3/10/2023	11,228,000	11,161,530
	1.75% due 6/16/2022	17,691,000	17,678,793
[b]	PPL Electric Utilities Corp., 0.38% (SOFR + 0.33%) due 6/24/2024	10,496,000	10,466,401
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	9,905,000	9,779,504
	Public Service Enterprise Group, Inc., 2.65% due 11/15/2022	2,852,000	2,893,924
	Puget Energy, Inc.,
	2.379% due 6/15/2028	8,825,000	8,692,184
	4.10% due 6/15/2030	4,742,000	5,139,380
	San Diego Gas & Electric Co., 3.60% due 9/1/2023	4,212,000	4,365,570
	Southern California Edison Co.,
[b]	0.69% (SOFRINDX + 0.64%) due 4/3/2023	19,476,000	19,482,427
[b]	Series F, 0.40% (SOFRINDX + 0.35%) due 6/13/2022	14,453,000	14,453,867
	Southern Co.,
	3.25% due 7/1/2026	2,769,000	2,934,254
	Series 21-B, 1.75% due 3/15/2028	5,000,000	4,865,250
	Series A, 3.70% due 4/30/2030	4,889,000	5,314,050
	Southern Power Co., 0.90% due 1/15/2026	4,703,000	4,550,999
	Transelec SA,
[c,d]	4.25% due 1/14/2025	6,000,000	6,343,140
[c,d]	4.625% due 7/26/2023	2,880,000	3,024,605
	WEC Energy Group, Inc., 2.20% due 12/15/2028	11,412,000	11,410,631
	Gas Utilities — 0.7%
[b]	CenterPoint Energy Resources Corp., 0.673% (LIBOR 3 Month + 0.50%) due 3/2/2023	7,649,000	7,635,079
	NiSource, Inc., 0.95% due 8/15/2025	14,735,000	14,360,142
[b]	ONE Gas, Inc., 0.811% (LIBOR 3 Month + 0.61%) due 3/11/2023	18,914,000	18,934,238
[b]	Spire Missouri, Inc., 0.55% (SOFR + 0.50%) due 12/2/2024	31,347,000	31,346,059
			716,313,552
	Total Corporate Bonds (Cost $4,017,221,908)		4,053,565,258
	Long-Term Municipal Bonds — 0.4%
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.474% due 3/1/2022	600,000	602,037
	2.691% due 3/1/2023	580,000	593,052
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	1,170,000	1,195,200
	2.631% due 6/15/2024	860,000	886,049
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	29,675,000	29,797,439
	Redlands Redevelopment Agency Successor Agency (Insured: AMBAC) ETM, Series A, 5.818% due 8/1/2022	285,000	293,881
	State of Connecticut GO, Series A, 3.471% due 9/15/2022	4,695,000	4,789,877
	Total Long-Term Municipal Bonds (Cost $37,865,000)		38,157,535

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Government — 0.3%
[c,d]	Bermuda Government International Bond, 2.375% due 8/20/2030	$ 6,800,000	$ 6,783,000
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[c,d]	2.004% due 9/18/2024	3,552,246	3,559,847
[c,d]	2.581% due 11/11/2024	3,642,400	3,726,536
[c,d]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	2,136,670	2,182,331
	Sharjah Sukuk Program Ltd.,
[d]	2.942% due 6/10/2027	10,031,000	10,078,146
[d]	3.234% due 10/23/2029	4,800,000	4,856,304
[d]	4.226% due 3/14/2028	2,000,000	2,141,440
	Total Other Government (Cost $33,370,843)		33,327,604
	U.S. Treasury Securities — 7.3%
	United States Treasury Notes,
	0.375%, 11/30/2025	148,015,000	143,597,677
	0.625%, 5/15/2030	5,350,000	5,003,086
	1.50%, 10/31/2024	88,520,000	89,910,041
	1.625%, 2/15/2026	52,700,000	53,618,133
	1.75%, 11/15/2029	62,136,000	63,689,400
	2.00%, 8/15/2025	30,000,000	30,942,188
	2.25%, 11/15/2025 - 8/15/2027	31,662,000	33,098,059
	2.625%, 2/15/2029	17,058,000	18,443,963
	United States Treasury Notes Inflationary Index,
	0.125%, 1/15/2030	37,616,250	41,754,927
	0.25%, 1/15/2025 - 7/15/2029	124,040,268	138,657,665
	0.375%, 7/15/2027	71,079,552	78,933,046
	0.875%, 1/15/2029	58,545,141	67,722,423
	Total U.S. Treasury Securities (Cost $733,603,892)		765,370,608
	U.S. Government Agencies — 0.4%
	ALEX Alpha LLC (Guaranty: Export-Import Bank of the United States), 1.617%, 8/15/2024	1,195,651	1,205,893
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,d]	0.474% (LIBOR 3 Month + 0.35%), 4/15/2025	3,626,000	3,542,820
[d]	1.70%, 12/20/2022	1,040,000	1,019,803
	Private Export Funding Corp. (Guaranty: Export-Import Bank of the United States), Series KK, 3.55%, 1/15/2024	10,000,000	10,500,900
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[d]	2.06%, 1/15/2026	675,000	675,317
[d]	2.512%, 1/15/2026	2,925,000	2,917,249
	Santa Rosa Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.693%, 8/15/2024	1,419,771	1,424,754
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	460,820	497,231
	Series 2009-20E Class 1, 4.43%, 5/1/2029	268,355	285,534
	Series 2009-20K Class 1, 4.09%, 11/1/2029	1,917,418	2,026,565
	Series 2011-20E Class 1, 3.79%, 5/1/2031	2,265,044	2,386,460
	Series 2011-20F Class 1, 3.67%, 6/1/2031	423,628	445,301
	Series 2011-20G Class 1, 3.74%, 7/1/2031	2,966,597	3,122,321
	Series 2011-20I Class 1, 2.85%, 9/1/2031	4,661,431	4,783,716
	Series 2011-20K Class 1, 2.87%, 11/1/2031	3,824,796	3,929,971
	Series 2012-20D Class 1, 2.67%, 4/1/2032	3,560,211	3,638,745
	Series 2012-20J Class 1, 2.18%, 10/1/2032	2,858,972	2,882,634
	Series 2012-20K Class 1, 2.09%, 11/1/2032	1,934,122	1,945,225
	Total U.S. Government Agencies (Cost $46,775,771)		47,230,439
	Mortgage Backed — 23.2%
[b,c]	Angel Oak Mortgage Trust LLC, Whole Loan Securities Trust CMO, Series 2020-2 Class A3, 5.00% due 1/26/2065	9,069,563	9,289,963
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	8,041,840	8,073,240
[b,c]	Series 2019-1 Class A3, 4.01% due 1/25/2049	4,207,543	4,220,717
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	3,534,686	3,558,370
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	7,700,068	7,768,252
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	6,598,362
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	4,549,904

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	$ 3,189,000	$ 3,238,653
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	14,385,459	14,302,322
	Bank, CMBS, Series 2017-BNK5 Class A2, 2.987% due 6/15/2060	174,525	175,020
[b,c]	Bayview Commercial Asset Trust, CMBS, Series 2004-3 Class A2, 0.732% (LIBOR 1 Month + 0.63%) due 1/25/2035	953,047	949,145
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	2,051,376	2,080,233
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,317,542
[c]	CFMT Issuer Trust, Whole Loan Securities Trust CMO, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	9,486,139	9,381,501
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	2,894,315	2,913,530
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	3,177,727	3,266,638
[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 18-INV1 Class A4, 4.00% due 8/25/2048	1,402,316	1,427,889
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 2.455% due 3/25/2034	66,360	66,360
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	694,576	707,903
[b,c]	Series 2014-J1 Class B4, 3.658% due 6/25/2044	1,489,969	1,522,046
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	27,650,348	27,942,499
	COMM Mortgage Trust, CMBS, Series 2015-DC1 Class A4, 3.078% due 2/10/2048	19,800,000	20,267,114
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2013-HYB1 Class B3, 2.964% due 4/25/2043	2,574,770	2,573,285
[b,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	12,546,804	12,391,908
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	17,053,452	16,782,592
[b,c]	Series 2021-NQM8 Class-A1, 1.841% due 10/25/2066	19,750,000	19,733,685
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	7,840,233	7,742,590
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	6,515,191	6,544,504
[b,c]	Series 2021-2 Class A1, 0.931% due 6/25/2066	14,399,299	14,191,654
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	873,810	930,559
	Pool G16710, 3.00% due 11/1/2030	425,214	446,035
	Pool J17504, 3.00% due 12/1/2026	448,018	468,630
	Pool T65457, 3.00% due 1/1/2048	6,209,931	6,421,326
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	308,606	350,503
	Series 3291 Class BY, 4.50% due 3/15/2022	342	342
	Series 3838 Class GV, 4.00% due 3/15/2024	2,562,097	2,596,252
	Series 3919 Class VB, 4.00% due 8/15/2024	117,016	120,978
	Series 3922 Class PQ, 2.00% due 4/15/2041	239,122	241,888
	Series 4050 Class MV, 3.50% due 8/15/2023	694,864	705,003
	Series 4120 Class TC, 1.50% due 10/15/2027	877,756	883,382
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates CMBS,
[b]	Series K719 Class A2, 2.731% due 6/25/2022	1,887,465	1,887,465
	Series K722 Class A2, 2.406% due 3/25/2023	4,800,000	4,861,924
	Series K725 Class A1, 2.666% due 5/25/2023	2,361,795	2,381,826
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through CMBS, Series K071 Class A2, 3.286% due 11/25/2027	4,420,000	4,832,294
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	5,531,075	5,701,794
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	9,736,922	10,064,621
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	8,841,974	9,295,941
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	6,148,232	6,346,145
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	14,247,957	14,678,150
	Series 2018-3 Class HA, 3.00% due 8/25/2057	16,112,214	16,677,158
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	11,612,919	12,045,137
	Series 2018-4 Class HA, 3.00% due 3/25/2058	13,563,144	13,993,045
	Series 2019-1 Class MA, 3.50% due 7/25/2058	29,489,192	30,639,786
	Series 2019-2 Class MA, 3.50% due 8/25/2058	30,118,770	31,417,594
	Series 2019-3 Class MA, 3.50% due 10/25/2058	14,984,311	15,567,147
	Series 2019-4 Class MA, 3.00% due 2/25/2059	22,379,295	23,104,105
	Series 2020-1 Class MA, 2.50% due 8/25/2059	3,914,861	3,992,816
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	42,334,417	42,402,655
	Series 2020-2 Class MA, 2.00% due 11/25/2059	29,678,157	29,924,320
	Series 2020-3 Class MA, 2.00% due 5/25/2060	16,227,722	16,354,910
	Series 2020-3 Class MT, 2.00% due 5/25/2060	4,510,034	4,490,294
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool QN2877, 2.00% due 7/1/2035	26,826,120	27,498,566
	Pool RA1833, 4.00% due 10/1/2049	681,943	727,083

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool RC1280, 3.00% due 3/1/2035	$ 4,694,179	$ 4,952,435
	Pool RC1535, 2.00% due 8/1/2035	53,708,914	55,057,100
	Pool RD5039, 2.00% due 10/1/2030	50,766,863	52,112,232
	Pool RD5045, 2.00% due 11/1/2030	19,025,799	19,530,000
	Pool RD5060, 2.00% due 6/1/2031	11,732,501	12,048,558
	Pool SB0308, 2.50% due 1/1/2035	48,567,760	50,693,366
	Pool SB0464, 2.50% due 1/1/2036	13,821,324	14,447,016
	Pool SB8122 1.50% due 10/1/2036	24,594,246	24,691,782
	Pool SD0257, 3.00% due 1/1/2050	2,218,843	2,342,802
	Pool ZS7942, 3.00% due 2/1/2033	35,320,955	37,241,641
	Pool ZS8034, 3.00% due 6/1/2033	29,773,067	31,448,183
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	1,227,111	1,249,276
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	10,484,816	10,430,638
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	795,604	810,542
	Federal National Mtg Assoc., CMO REMIC,
	Series 2007-42 Class PA, 5.50% due 4/25/2037	29,025	29,806
[b]	Series 2009-17 Class AH, 0.582% due 3/25/2039	403,069	377,786
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	936	946
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,555,500	1,646,439
[b]	Series 2013-81 Class FW, 0.402% (LIBOR 1 Month + 0.30%) due 1/25/2043	4,188,080	4,192,077
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,916,912	18,941,336
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	1,543,901	1,625,705
	Pool AS3111, 3.00% due 8/1/2029	3,927,436	4,119,691
	Pool AS4916, 3.00% due 5/1/2030	362,277	379,870
	Pool AS8242, 2.50% due 11/1/2031	4,560,021	4,736,574
	Pool AS9749, 4.00% due 6/1/2047	3,934,693	4,212,443
	Pool AV5059, 3.00% due 2/1/2029	2,422,452	2,541,035
	Pool BM4324, 3.50% due 7/1/2033	3,669,820	3,910,214
	Pool BP9550, 2.50% due 7/1/2035	5,578,287	5,816,306
	Pool BP9589, 2.50% due 8/1/2035	1,068,052	1,113,625
	Pool BQ6602, 1.50% due 10/1/2036	9,771,296	9,810,059
	Pool CA0200, 3.00% due 8/1/2032	8,991,278	9,479,036
	Pool CA3904, 3.00% due 7/1/2034	6,032,142	6,383,491
	Pool CA4102, 3.50% due 8/1/2029	5,401,966	5,781,224
	Pool CA5282, 3.00% due 3/1/2035	4,100,305	4,339,132
	Pool CA6862, 2.00% due 9/1/2035	13,133,270	13,522,433
	Pool CA7532, 1.50% due 10/1/2030	3,975,563	4,018,436
	Pool CA7536, 2.00% due 11/1/2030	10,884,070	11,190,044
	Pool CA7540, 2.00% due 10/1/2030	10,371,883	10,665,493
	Pool CA7891, 1.50% due 11/1/2035	16,066,431	16,160,055
	Pool CB1476, 2.50% due 8/1/2036	58,087,573	60,416,010
	Pool FM1542, 3.50% due 9/1/2034	2,458,721	2,626,295
	Pool FM3758, 2.50% due 8/1/2031	24,096,828	24,982,350
	Pool FM5458, 1.50% due 12/1/2035	31,897,757	32,048,672
	Pool FM7615, 2.00% due 6/1/2036	70,125,295	72,221,795
	Pool FM7616, 2.00% due 6/1/2036	65,669,506	67,508,243
	Pool FM8117, 2.00% due 7/1/2036	42,912,244	44,116,174
	Pool FM8119, 2.00% due 4/1/2036	10,331,161	10,611,988
	Pool FM8608, 2.00% due 8/1/2031	9,591,590	9,861,754
	Pool FM8868, 2.00% due 10/1/2036	39,288,954	40,401,075
	Pool FM8869, 2.00% due 9/1/2036	13,542,199	13,934,515
	Pool FM8924, 2.00% due 9/1/2036	37,837,203	38,830,140
	Pool FP0000, 3.00% due 11/1/2027	5,298,958	5,544,398
	Pool MA3465, 4.00% due 9/1/2038	4,560,992	4,891,440
	Pool MA3953, 2.50% due 3/1/2030	4,101,119	4,252,908
	Pool MA4016, 2.50% due 5/1/2040	15,588,757	16,024,547
	Pool MA4148, 2.00% due 10/1/2030	22,606,170	23,205,106
	Pool MA4155, 2.00% due 10/1/2035	44,278,236	45,388,399
	Pool MA4173, 2.00% due 11/1/2030	62,352,953	64,005,024
	Pool MA4309, 2.00% due 4/1/2031	12,964,633	13,313,894
	Pool MA4368, 2.00% due 6/1/2031	31,467,781	32,315,508
	Pool MA4390, 2.00% due 7/1/2031	1,696,551	1,742,255
	Pool MA4441, 1.50% due 10/1/2036	99,259,132	99,652,894

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	$ 3,349,332	$ 3,404,541
[b,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	2,784,031	2,808,491
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	7,394,765	7,445,483
[b,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	18,016,333	17,911,803
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	38,759,480	38,678,298
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	17,822,067	17,484,668
	Government National Mtg Assoc.,
[b]	Pool 731491, 5.31% due 12/20/2060	59,928	63,538
[b]	Pool MA0100, 1.875% (H15T1Y + 1.50%) due 5/20/2042	223,402	233,224
	Government National Mtg Assoc., CMO, Series 2016-32 Class LJ, 2.50% due 12/20/2040	3,264,253	3,307,435
[b,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2020-PJ2 Class B3, 3.618% due 7/25/2050	5,245,957	5,383,023
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-2 Class A1, 3.985% due 11/25/2058	1,470,728	1,470,728
[b,c]	Series 2019-3 Class A3, 3.031% due 11/25/2059	3,139,842	3,139,842
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	19,310,328	19,120,045
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	24,822,693	24,815,038
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 2.399% due 9/25/2044	1,940,616	1,940,144
[b,c]	Series 2018-3 Class B2, 3.739% due 9/25/2048	2,548,297	2,609,784
[b,c]	Series 2018-6 Class B2, 3.917% due 12/25/2048	1,049,482	1,058,139
[b,c]	Series 2019-5 Class B3, 4.538% due 11/25/2049	8,220,573	8,324,799
[b,c]	Series 2019-HYB1 Class B3, 3.658% due 10/25/2049	5,691,436	5,802,474
[b,c]	Series 2019-INV2 Class B3A, 3.738% due 2/25/2050	9,500,049	9,230,701
[b,c]	Series 2021-LTV2 ClassA1, 2.52% due 5/25/2052	42,650,000	42,674,937
[b,c]	Mello Warehouse Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A, 0.902% (LIBOR 1 Month + 0.80%) due 11/25/2053	20,000,000	19,924,740
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 2.636% due 8/25/2034	174,199	175,730
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	2,126,625	2,177,978
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	6,612,177	6,604,522
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	18,849,392	19,067,988
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	8,537,940	8,475,870
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	28,082,640	27,808,057
	Morgan Stanley Bank of America Merrill Lynch Trust CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,149,814
	Mortgage-Linked Amortizing Notes, CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	194,884	194,983
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	4,275,130	4,497,939
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	5,164,316	5,411,528
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	5,703,597	5,979,256
[b,c]	Series 2017-5A Class A1, 1.602% (LIBOR 1 Month + 1.50%) due 6/25/2057	431,311	436,475
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	2,491,058	2,608,022
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	3,008,613	3,166,157
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	5,515,686	5,775,265
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	3,301,316	3,375,337
[b,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	25,527,392	25,251,865
[b,c]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	56,741,165	56,524,300
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	37,686,519	37,139,420
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	19,799,842	19,743,398
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	514,413	520,049
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.498% due 2/25/2050	3,211,099	3,223,096
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	20,598,595	21,327,885
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	3,544,406	3,657,920
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	31,487,647	31,625,601
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.512% due 5/25/2043	716,584	728,515
[b]	Series 2013-7 Class B4, 3.508% due 6/25/2043	713,402	721,670
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	1,475,664	1,475,664
[b,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	2,564,344	2,564,344
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	15,667,077	15,597,168
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	3,044,104	3,030,493

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	$ 1,039,290	$ 1,035,886
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	18,389,218	18,270,935
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	1,180,117	1,182,110
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH1 Class A1, 2.521% due 1/28/2050	6,424,187	6,450,948
[b,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	55,814,249	55,607,001
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Ctfs, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 2.217% due 3/25/2033	528,972	528,972
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-3 Class A1, 2.784% due 7/25/2059	4,268,727	4,278,038
[b,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	5,021,123
[b,c]	Series 2020-2 Class M1, 5.36% due 5/25/2060	3,275,000	3,322,399
[b,c]	Series 2020-INV1 Class M1, 5.50% due 3/25/2060	900,000	936,435
[b,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	13,944,761	13,936,901
[b,c]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.475% due 4/25/2065	9,181,555	9,154,695
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.878% due 3/20/2045	1,319,597	1,364,831
	Total Mortgage Backed (Cost $2,428,203,079)		2,425,529,764
	Loan Participations — 1.1%
	Media & Entertainment — 0.5%
	Media — 0.5%
[g]	Charter Communications Operating LLC, 1.86% (LIBOR 1 Month + 1.75%) due 2/1/2027	38,915,526	38,520,144
[g]	Lamar Media Corp., 1.61% (LIBOR 3 Month + 1.50%) due 2/5/2027	4,750,000	4,714,375
[g]	Nielsen Finance LLC, 2.102% (LIBOR 1 Month + 2.00%) due 10/4/2023	14,511,084	14,497,008
			57,731,527
	Software & Services — 0.1%
	Information Technology Services — 0.1%
[h]	Genpact International, Inc., due 8/9/2023	13,000,000	12,902,500
			12,902,500
	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
[h]	AT&T, Inc., due 3/23/2022	30,000,000	29,962,500
			29,962,500
	Utilities — 0.2%
	Electric Utilities — 0.2%
[g]	Pacific Gas & Electric Company, 2.354% (LIBOR 1 Month + 2.25%) due 10/1/2022	19,515,000	19,295,456
			19,295,456
	Total Loan Participations (Cost $119,764,387)		119,891,983
	Short-Term Investments — 8.5%
[i]	Thornburg Capital Management Fund	88,228,500	882,285,003
	Total Short-Term Investments (Cost $882,285,003)		882,285,003
	Total Investments — 99.0% (Cost $10,274,944,109)		$10,346,529,021
	Other Assets Less Liabilities — 1.0%		107,078,773
	Net Assets — 100.0%		$10,453,607,794

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $4,556,332,644, representing 43.59% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Bond in default.
f	Non-income producing.
g	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2021.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

h	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC	Insured by American Municipal Bond Assurance Corp.
BSBY3M	Bloomberg Short Term Bank Yield 3 Month
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
ETM	Escrowed to Maturity
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index
SPV	Special Purpose Vehicle
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$874,046,644	$875,528,301	$(867,289,942)	$-	$-	$882,285,003	$279,956